Fair Value Measurement (Details) - Schedule of Liabilities that are Measured and Recorded at Fair Value ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Liabilities that are Measured and Recorded at Fair Value [Line Items]
Warrant liability	¥ 1,632	¥ 3,952	$ 557
Fair Value, Inputs, Level 3 [Member]
Schedule of Liabilities that are Measured and Recorded at Fair Value [Line Items]
Warrant liability		3,952		¥ 24,376
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Liabilities that are Measured and Recorded at Fair Value [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Liabilities that are Measured and Recorded at Fair Value [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Liabilities that are Measured and Recorded at Fair Value [Line Items]
Warrant liability		¥ 3,952		¥ 24,376